Exhibit 99
Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	41
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,048,240.42	51,209	56.40 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$234,900,000.00	0.22000%	December 15, 2013
Class A-2 Notes	$342,700,000.00	0.400%	September 15, 2015
Class A-3 Notes	$326,200,000.00	0.510%	April 15, 2017
Class A-4 Notes	$95,610,000.00	0.670%	March 15, 2018
Class B Notes	$31,560,000.00	1.010%	May 15, 2018
Class C Notes	$21,040,000.00	1.230%	August 15, 2018
Class D Notes	$21,040,000.00	1.970%	May 15, 2019
Total	$1,073,050,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$489,109.57

Principal:
Principal Collections	$7,278,176.24
Prepayments in Full	$3,085,624.94
Liquidation Proceeds	$134,215.45
Recoveries	$32,521.39
Sub Total	$10,530,538.02
Collections	$11,019,647.59

Purchase Amounts:
Purchase Amounts Related to Principal	$215,618.26
Purchase Amounts Related to Interest	$931.78
Sub Total	$216,550.04

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$11,236,197.63

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	41
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$11,236,197.63
Servicing Fee	$119,229.44	$119,229.44	$0.00	$0.00	$11,116,968.19
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$11,116,968.19
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$11,116,968.19
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$11,116,968.19
Interest - Class A-4 Notes	$36,095.93	$36,095.93	$0.00	$0.00	$11,080,872.26
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,080,872.26
Interest - Class B Notes	$26,563.00	$26,563.00	$0.00	$0.00	$11,054,309.26
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,054,309.26
Interest - Class C Notes	$21,566.00	$21,566.00	$0.00	$0.00	$11,032,743.26
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,032,743.26
Interest - Class D Notes	$34,540.67	$34,540.67	$0.00	$0.00	$10,998,202.59
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$10,998,202.59
Regular Principal Payment	$10,389,950.40	$10,389,950.40	$0.00	$0.00	$608,252.19
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$608,252.19
Residual Released to Depositor	$0.00	$608,252.19	$0.00	$0.00	$0.00
Total		$11,236,197.63

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$10,389,950.40
Total					$10,389,950.40
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$10,389,950.40	$108.67	$36,095.93	$0.38	$10,426,046.33	$109.05
Class B Notes	$0.00	$0.00	$26,563.00	$0.84	$26,563.00	$0.84
Class C Notes	$0.00	$0.00	$21,566.00	$1.03	$21,566.00	$1.03
Class D Notes	$0.00	$0.00	$34,540.67	$1.64	$34,540.67	$1.64
Total	$10,389,950.40	$9.68	$118,765.60	$0.11	$10,508,716.00	$9.79

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	41

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$64,649,426.93	0.6761785	$54,259,476.53	0.5675084
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Class D Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$138,289,426.93	0.1288751	$127,899,476.53	0.1191925

Pool Information
Weighted Average APR	4.117%	4.128%
Weighted Average Remaining Term	23.38	22.61
Number of Receivables Outstanding	15,600	14,958
Pool Balance	$143,075,330.25	$132,250,803.20
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$138,289,426.93	$127,899,476.53
Pool Factor	0.1305374	0.1206615

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,480,241.20
Targeted Credit Enhancement Amount	$5,480,241.20
Yield Supplement Overcollateralization Amount	$4,351,326.67
Targeted Overcollateralization Amount	$4,351,326.67
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$4,351,326.67

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,480,241.20
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,480,241.20
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,480,241.20

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	41
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		60	$110,892.16
(Recoveries)		87	$32,521.39
Net Loss for Current Collection Period			$78,370.77
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6573%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.6472%
Second Preceding Collection Period			0.3655%
Preceding Collection Period			0.5134%
Current Collection Period			0.6832%
Four Month Average (Current and Preceding Three Collection Periods)			0.5523%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,879	$7,466,397.69
(Cumulative Recoveries)			$1,009,068.74
Cumulative Net Loss for All Collection Periods			$6,457,328.95
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5891%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,924.83
Average Net Loss for Receivables that have experienced a Realized Loss			$1,664.69

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.29%	248	$3,028,637.83
61-90 Days Delinquent	0.15%	21	$194,363.76
91-120 Days Delinquent	0.09%	9	$120,046.06
Over 120 Days Delinquent	0.56%	50	$741,164.35
Total Delinquent Receivables	3.09%	328	$4,084,212.00

Repossession Inventory:
Repossessed in the Current Collection Period		6	$78,863.22
Total Repossessed Inventory		14	$237,248.04

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5943%
Preceding Collection Period			0.5513%
Current Collection Period			0.5348%
Three Month Average			0.5601%

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	41

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer